MML SERIES INVESTMENT FUND
MML Blue Chip Growth Fund
MML Equity Income Fund
MML Equity Index Fund
MML Focused Equity Fund
MML Foreign Fund
MML Fundamental Equity Fund
MML Global Fund
MML Income & Growth Fund
MML Managed Volatility Fund
MML Mid Cap Growth Fund
MML Small Cap Growth Equity Fund
MML Small/Mid Cap Value Fund
MML Sustainable Equity Fund
MML VIP American Century Mid Cap Value Fund
MML VIP American Century Small Company Value Fund
MML VIP Fidelity Institutional AM® Core Plus Bond Fund
MML VIP Loomis Sayles Large Cap Growth Fund
MML VIP MFS® International Equity Fund
Supplement dated March 10, 2026 to the
Statement of Additional Information dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective March 1, 2026, Paul LaPiana resigned as an Interested Trustee of the Trust.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLSAI-25-07

MML SERIES INVESTMENT FUND
MML Conservative Allocation Fund
MML Balanced Allocation Fund
MML Moderate Allocation Fund
MML Growth Allocation Fund
MML Aggressive Allocation Fund
MML American Funds Growth Fund
MML American Funds Core Allocation Fund
Supplement dated March 10, 2026 to the
Statement of Additional Information dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective March 1, 2026, Paul LaPiana resigned as an Interested Trustee of the Trust.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLALLSAI-25-03